Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: February 11, 2026

Payment Date	2/17/2026
Collection Period Start	1/1/2026
Collection Period End	1/31/2026
Interest Period Start	1/15/2026
Interest Period End	2/16/2026

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$256,877,216.94	$20,481,181.38	$236,396,035.56	0.597322	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$353,907,216.94	$20,481,181.38	$333,426,035.56

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$385,427,487.24	$363,133,426.31	0.295478
YSOC Amount	$28,700,062.01	$26,887,182.46
Adjusted Pool Balance	$356,727,425.23	$336,246,243.85
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.29735%	ACT/360	$—
Class A-3 Notes	$256,877,216.94	5.82000%	30/360	$1,245,854.50
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$353,907,216.94			$1,682,933.34

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$385,427,487.24	$363,133,426.31
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$356,727,425.23	$336,246,243.85
Number of Receivables Outstanding	30,280	29,486
Weighted Average Contract Rate	5.21%	5.21%
Weighted Average Remaining Term (months)	30.5	29.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,723,763.59
Principal Collections	$22,113,690.20
Liquidation Proceeds	$194,623.93
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$24,032,077.72
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$24,032,077.72

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$321,189.57	$321,189.57	$—	$—	$23,710,888.15
Interest - Class A-1 Notes	$—	$—	$—	$—	$23,710,888.15
Interest - Class A-2a Notes	$—	$—	$—	$—	$23,710,888.15
Interest - Class A-2b Notes	$—	$—	$—	$—	$23,710,888.15
Interest - Class A-3 Notes	$1,245,854.50	$1,245,854.50	$—	$—	$22,465,033.65
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$22,162,631.32
First Allocation of Principal	$—	$—	$—	$—	$22,162,631.32
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$22,117,739.15
Second Allocation of Principal	$—	$—	$—	$—	$22,117,739.15
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$22,072,846.98
Third Allocation of Principal	$6,390,973.09	$6,390,973.09	$—	$—	$15,681,873.89
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,636,981.72
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,366,981.72
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,366,981.72
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,546,773.43
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,546,773.43
Remaining Funds to Certificates	$1,546,773.43	$1,546,773.43	$—	$—	$—
Total	$24,032,077.72	$24,032,077.72	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$28,700,062.01
Increase/(Decrease)	$(1,812,879.55)
Ending YSOC Amount	$26,887,182.46

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$356,727,425.23	$336,246,243.85
Note Balance	$353,907,216.94	$333,426,035.56
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.05%	15	$180,370.73
Liquidation Proceeds of Defaulted Receivables[2]	0.05%	138	$194,623.93
Monthly Net Losses (Liquidation Proceeds)			$(14,253.20)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.59%
Preceding Collection Period			0.02%
Current Collection Period			(0.05)%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$3,115,982.03
Cumulative Net Loss Ratio			0.25%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.34%	73	$1,224,423.17
60-89 Days Delinquent	0.07%	19	$236,106.49
90-119 Days Delinquent	0.00%	1	$10,683.37
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.41%	93	$1,471,213.03

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		10	$142,956.79
Total Repossessed Inventory		13	$188,894.66

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		20	$246,789.86
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.10%
Second Preceding Collection Period			0.14%
Preceding Collection Period			0.09%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.51	0.14%	32	0.11%